FINANCIAL INSTRUMENTS (Additional Information) (Details) pound in Millions	12 Months Ended
	Dec. 29, 2024 USD ($) pound	Dec. 31, 2023 USD ($) pound	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedged items [line items]
Cash flow hedges (note 14(d))	$ (13,677,000)	$ 3,805,000
Net losses in AOCI expected to be reclassified to inventory or net earnings within the next twelve months	$ 13,300,000
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Ineffectiveness recognized in net earnings			$ 0
Commodity risk | Cash flow hedges | Forward contracts
Disclosure of detailed information about hedged items [line items]
Nominal amount of derivative | pound	382.2	144.6